THE CALVERT FUND

1825 Connecticut Avenue NW, Suite 400

Washington, DC  20009

Telephone:  (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Calvert Fund (the “Registrant”) (1933 Act File No. 002-76510) certifies (a) that the form of prospectus and statement of additional information dated February 1, 2017 as revised October 3, 2017 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 113 (“Amendment No. 113”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 113 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-17-001898) on October 3, 2017:

Calvert Income Fund

Calvert Short Duration Income Fund

Calvert Long-Term Income Fund

Calvert Ultra-Short Income Fund

Calvert High Yield Bond Fund

THE CALVERT FUND

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date:  October 10, 2017